Long-Term Investments	12 Months Ended
Sep. 30, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of September 30, 2023 and 2022:

	2023	2022
Huashang Micro Finance Co.	$5,208,333	$5,341,956
Longwan Rural Commercial Bank	6,165,296	6,323,469
Wenzhou Longlian Development Co., Ltd	1,142,188	1,171,491
Total long-term investments, at cost	$12,515,817	$12,836,916
Add: upward adjustments	-	-
Less: impairment and downward adjustments	-	-
Long-term investments	$12,515,817	$12,836,916

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive any dividend income from Huashang during the years ended September 30, 2023, 2022 and 2021.

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at at cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive any dividend income from Longlian during the years ended September 30, 2023, 2022 and 2021.

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at at cost-minus-impairment measurement alternative on its consolidated balance sheets. During the year ended September 30, 2023, the Company received dividend income of RMB 1,764,000 ($250,096 in USD) from LRCB. During the year ended September 30, 2022, the Company received dividend income of RMB 2,756,250 ($420,596 in USD) from LRCB. During the year ended September 30, 2021, the Company received dividend income of RMB 2,822,400 ($433,735 in USD) from LRCB.

The ownership percentage of the above long-term investments has not changed during the fiscal year ended September 30, 2023. During the years ended September 30, 2023 and 2022, no impairment of long-term investment was recognized, and no changes resulting from observable price changed.